Basis of Presentation	12 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Basis of Presentation

1. Basis of Presentation

Civitas Solutions, Inc. is a subsidiary of NMH Investment, LLC (“NHM Investment”), which was formed in connection with the acquisition of our business by affiliates of Vestar Capital Partners (“Vestar’’) in 2006. The equity interests of NMH Investment are owned by Vestar and certain of our executive officers and directors and other members of management. On September 22, 2014, Civitas completed an initial public offering (the “IPO”) of its common stock and became a reporting company under the Securities Exchange Act of 1934, as amended. NMH Holdings, LLC is a wholly owned subsidiary, of Civitas and National Mentor Holdings, Inc. (“NMHI”) is a wholly owned subsidiary of NMH Holdings, LLC.

Civitas Solutions, Inc., through its wholly-owned subsidiaries (collectively, the “Company”), is a leading provider of home- and community-based health and human services to adults and children with intellectual and/or developmental disabilities, acquired brain injury and other catastrophic injuries and illnesses; and to youth with emotional, behavioral and/or medically complex challenges. Since the Company’s founding in 1980, the Company’s operations have grown to 36 states. The Company provides residential services to over 12,600 clients, some of whom also receive periodic services, and more than 16,500 clients receive periodic services from the Company in non-residential settings.

The Company designs customized service plans to meet the unique needs of its clients, which it delivers in home- and community-based settings. Most of the Company’s service plans involve residential support, typically in small group homes, host home settings, or specialized community facilities, designed to improve the clients’ quality of life and to promote their independence and participation in community life. Other services offered include supported living, day and transitional programs, vocational services, case management, family-based and outpatient therapeutic services, post-acute treatment and neurorehabilitation, neurobehavioral rehabilitation and physical, occupational and speech therapies, among others. The Company’s customized service plans offer its clients as well as the payors of these services, an attractive, cost-effective alternative to health and human services provided in large, institutional settings.